Lease liabilities (Details) - CAD ($)	12 Months Ended
	Aug. 31, 2023	Aug. 31, 2022
Lease liabilities
Opening balance	$ 2,415,549	$ 2,966,816
Additions	921,498	234,608
Repayment	(726,893)	(695,749)
Interest on lease liability	139,132	141,994
Lease termination	(151,800)	(273,652)
Currency translation	44,308	41,532
Closing balance	2,641,794	2,415,549
Current	647,638	561,168
Non-current	$ 1,994,156	$ 1,854,381